Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net income	$ 203,925	$ 172,248	$ 163,941
Adjustments to reconcile consolidated net income to net cash provided by continuing operating activities:
Depreciation and amortization	274,526	248,583	241,683
Amortization related to interest rate swap contract	10,384
Fair value adjustment related to interest rate swap contract	5,979
Provision for doubtful accounts	716,856	624,753	553,639
Stock-based compensation expense	25,169	18,366	10,867
Losses (gains) on sales of assets, net	1,325	(711)	(1,228)
Gains on sales of available-for-sale securities, net	(518)	(4,328)	(1,384)
Gain on early extinguishment of debt, net			(16,202)
Write-offs of deferred debt issuance costs	24,045		444
Deferred income tax expense	79,159	20,311	90,467
Changes in assets and liabilities of continuing operations, net of the effects of acquisitions:
Accounts receivable	(870,898)	(731,607)	(595,780)
Supplies	(3,108)	(14,250)	(3,917)
Prepaid expenses	(8,271)	(6,393)	(348)
Prepaid and recoverable income taxes	(18,987)	31,020	881
Deferred charges and other long-term assets	(5,785)	5,382	(12,025)
Accounts payable	23,380	31,699	(21,296)
Accrued expenses and other liabilities	87,431	27,370	27,690
Equity compensation excess income tax benefits	(2,999)	(1,278)	(218)
(Income) loss from discontinued operations, net	2,409	13,526	(2,638)
Net cash provided by continuing operating activities	544,022	434,691	434,576
Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	(582,090)	(191,454)	(138,764)
Additions to property, plant and equipment	(302,046)	(209,108)	(198,878)
Proceeds from sales of assets and insurance recoveries	2,765	3,150	5,326
Proceeds from sales of discontinued operations	4,851	26,360
Purchases of available-for-sale securities	(1,385,580)	(921,724)	(86,527)
Proceeds from sales of available-for-sale securities	1,321,398	904,881	50,000
Decrease (increase) in restricted funds, net	(35,309)	(5,758)	11,590
Net cash used in continuing investing activities	(976,011)	(393,653)	(357,253)
Cash flows from financing activities:
Proceeds from long-term borrowings	3,356,970		38,000
Principal payments on debt and capital lease obligations	(2,869,380)	(40,147)	(127,073)
Payments of debt issuance costs	(75,149)
Repurchases of convertible debt securities in the open market			(67,714)
Proceeds from exercises of stock options	14,067	7,469	9,699
Cash received from noncontrolling shareholders, net of certain costs		2,547	54,796
Cash payments to noncontrolling shareholders	(28,284)	(20,630)	(35,377)
Equity compensation excess income tax benefits	2,999	1,278	218
Net cash provided by (used in) continuing financing activities	401,223	(49,483)	(127,451)
Net decrease in cash and cash equivalents before discontinued operations	(30,766)	(8,445)	(50,128)
Net increases (decreases) in cash and cash equivalents from discontinued operations:
Operating activities	5,991	5,672	14,593
Investing activities (see Note 10)	(12,894)	(1,433)	(1,503)
Financing activities			(558)
Net decrease in cash and cash equivalents	(37,669)	(4,206)	(37,596)
Cash and cash equivalents at the beginning of the year	101,812	106,018	143,614
Cash and cash equivalents at the end of the year	64,143	101,812	106,018
Supplemental disclosures of cash flow information:
Interest, net of amounts capitalized	188,734	204,576	204,718
Income taxes	$ 50,651	$ 69,443	$ 32,124